Related Party Transactions (Details Textual) - USD ($)	1 Months Ended				3 Months Ended	12 Months Ended
	Aug. 28, 2018	Jun. 15, 2017	Aug. 04, 2016	Apr. 30, 2014	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2018	Nov. 17, 2016	Jul. 15, 2016	Jun. 24, 2016
Related Party Transaction [Line Items]
Line of Credit Facility, Average Outstanding Amount				$ 5,000,000
Accrued Liabilities, Current						$ 2,120,000	$ 2,620,000	$ 1,679,000
Debt Instrument, Interest Rate, Stated Percentage									7.00%
Debt Instrument, Face Amount										$ 300,000
Debt Instrument, Convertible, Conversion Price										$ 9.00
Proceeds from Related Party Debt						0	1,462,000
Repayments of Related Party Debt						0	280,000
Debt Conversion, Converted Instrument, Amount						0	1,006,000
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Notes Payable, Related Parties, Current						$ 200,000		200,000
Severance Costs	$ 300,000
Accrued Liabilities, Current								307,000
Proceeds from Related Party Debt							900,000
Repayments of Related Party Debt							700,000
Debt Conversion, Converted Instrument, Amount							400,000
Directors and Management [Member]
Related Party Transaction [Line Items]
Due to Employees, Current								$ 100,000
Daniel Teper [Member]
Related Party Transaction [Line Items]
Debt Instrument, Interest Rate, Stated Percentage											5.00%
Debt Instrument, Face Amount											$ 400,000
Debt Instrument, Convertible, Conversion Price											$ 8.20
Debt Conversion, Converted Instrument, Shares Issued			43,445
Monica Luchi [Member]
Related Party Transaction [Line Items]
Debt Instrument, Interest Rate, Stated Percentage										5.00%
Debt Instrument, Face Amount										$ 400,000
Debt Instrument, Convertible, Conversion Price										$ 9.00
Debt Conversion, Converted Instrument, Shares Issued			38,889
Melini Capital Corp [Member] | Revolving Credit Facility [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Interest Rate During Period				12.00%
Daniel Kazado [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Average Outstanding Amount		$ 5,000,000
Due to Employees, Current							$ 14,000
Debt Instrument, Interest Rate, Stated Percentage										5.00%
Debt Conversion, Converted Instrument, Shares Issued			33,333
Stock Issued During Period, Shares, Issued for Services					3,825
Cytovia [Member]
Related Party Transaction [Line Items]
Defined Benefit Plan, Benefit Obligation, Business Combination		$ 5,000,000